AXA PREMIER FUNDS TRUST

SUPPLEMENT DATED JUNE 25, 2004

TO THE PROSPECTUS DATED MARCH 1, 2004

This Supplement updates certain information contained in the Prospectus, dated March 1, 2004, of AXA Premier Funds Trust (the “Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to disclose information in the Prospectus regarding the elimination of the 1% sales load imposed on purchases of Class C shares of AXA Premier Large Cap Growth Fund, AXA Premier Large Cap Core Equity Fund, AXA Premier Large Cap Value Fund, AXA Premier Small/Mid Cap Growth Fund, AXA Premier Small/Mid Cap Value Fund, AXA Premier International Equity Fund, AXA Premier Technology Fund, AXA Premier Health Care Fund and AXA Premier Core Bond Fund. This change is effective for investments made on or after July 1, 2004. This Supplement also contains updated information regarding the portfolio managers of certain funds.

Fund Performance

For each separate Fund discussion in the Prospectus under “FUND PERFORMANCE – Average Annual Total Returns for the period ended December 31, 2003,” replace the disclosure in the performance table relating to Class C shares as follows to reflect the elimination of the front-end sales charge on such shares:

AXA Premier Large Cap Growth Fund

Average Annual Total Returns (For the period ended December 31, 2003)	1 Year	Since Inception
Class C – Return before Taxes	29.13%	-6.10%

Return After Taxes on Distributions	29.13%	-6.12%

Return After Taxes on Distributions & Sale of Fund Shares	18.94%	-5.17%

AXA Premier Large Cap Core Equity Fund

Average Annual Total Returns (For the period ended December 31, 2003)	1 Year	Since Inception
Class C – Return before Taxes	27.25%	-1.35%

Return After Taxes on Distributions	27.25%	-1.47%

Return After Taxes on Distributions & Sale of Fund Shares	17.71%	-1.23%

AXA Premier Large Cap Value Fund

Average Annual Total Returns (For the period ended December 31, 2003)	1 Year	Since Inception
Class C – Return before Taxes	28.96%	1.94%

Return After Taxes on Distributions	28.96%	1.73%

Return After Taxes on Distributions & Sale of Fund Shares	18.83%	1.51%

AXA Premier Small/Mid Cap Growth Fund

Average Annual Total Returns (For the period ended December 31, 2003)	1 Year	Since Inception
Class C – Return before Taxes	39.23%	-7.21%

Return After Taxes on Distributions	39.23%	-7.21%

Return After Taxes on Distributions & Sale of Fund Shares	25.50%	-6.09%

AXA Premier Small/Mid Cap Value Fund

Average Annual Total Returns (For the period ended December 31, 2003)	1 Year	Since Inception
Class C – Return before Taxes	40.88%	2.02%

Return After Taxes on Distributions	40.88%	2.00%

Return After Taxes on Distributions & Sale of Fund Shares	26.57%	1.71%

AXA Premier International Equity Fund

Average Annual Total Returns (For the period ended December 31, 2003)	1 Year	Since Inception
Class C – Return before Taxes	33.34%	3.39%

Return After Taxes on Distributions	33.34%	3.30%

Return After Taxes on Distributions & Sale of Fund Shares	21.67%	2.82%

AXA Premier Technology Fund

Average Annual Total Returns (For the period ended December 31, 2003)	1 Year	Since Inception
Class C – Return before Taxes	57.04%	-4.88%

Return After Taxes on Distributions	57.04%	-4.90%

Return After Taxes on Distributions & Sale of Fund Shares	37.08%	-4.14%

AXA Premier Health Care Fund

Average Annual Total Returns (For the period ended December 31, 2003)	1 Year	Since Inception
Class C – Return before Taxes	25.42%	0.03%

Return After Taxes on Distributions	25.42%	0.02%

Return After Taxes on Distributions & Sale of Fund Shares	16.52%	0.02%

AXA Premier Core Bond Fund

Average Annual Total Returns (For the period ended December 31, 2003)	1 Year	Since Inception
Class C – Return before Taxes	3.02%	5.29%

Return After Taxes on Distributions	1.36%	3.44%

Return After Taxes on Distributions & Sale of Fund Shares	1.95%	3.40%

Fund Fees & Expenses

In the section of the Prospectus titled “Fund Fees & Expenses,” the disclosure relating to Class C shares in the following fee tables of the Prospectus is amended as follows to reflect the elimination of the front-end sales charge on such shares:

AXA Premier Large Cap Growth Fund, AXA Premier Large Cap Core Equity Fund, AXA Premier Large

Cap Value Fund, AXA Premier Small/Mid Cap Growth Fund, AXA Premier Small/Mid Cap Value Fund, AXA

Premier International Equity Fund, AXA Premier Technology Fund and AXA Premier Health Care Fund

CLASS C
Maximum sales charge (load)[1]	1.00%
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)[3]	1.00%
Redemption fee[4]	2.00%
Account fee	*

[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[3]	A CDSC may be charged when you sell your shares or if your account is closed because its balance falls below $500 because of redemption (for more information see “It’s Easy to Open an Account”).
[4]	The redemption fee is only charged on shares purchased and redeemed or exchanged within seven days (for more information, see “Purchase and Redemption Restrictions on Market-Timers and Active Traders”).
*	An annual account fee of $50 will be charged on accounts with balances of $500 or less.

AXA Premier Core Bond Fund

CLASS C
Maximum sales charge (load)[1]	1.00%
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)[3]	1.00%
Redemption fee[4]	2.00%
Account fee	*

[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[3]	A CDSC may be charged when you sell your shares or if your account is closed because its balance falls below $500 because of redemption (for more information see “It’s Easy to Open an Account”).
[4]	The redemption fee is only charged on shares purchased and redeemed or exchanged within seven days (for more information, see “Purchase and Redemption Restrictions on Market-Timers and Active Traders”).
*	An annual account fee of $50 will be charged on accounts with balances of $500 or less.

The information disclosed for the Class C shares in the example of fund fees and expenses under the heading “Fund Fees & Expenses – Example” is replaced as follows to reflect the elimination of the front-end sales charge on such shares:

	AXA Premier Large Cap Growth Fund		AXA Premier Large Cap Core Equity Fund
	CLASS C		CLASS C
	(1)	(2)	(1)	(2)
1 Year	$323	$223	$323	$223
3 Years	$1,583	$1,583	$1,503	$1,503
5 Years	$2,896	$2,896	$2,751	$2,751
10 Years	$5,985	$5,985	$5,728	$5,728

	AXA Premier Large Cap Value Fund		AXA Premier Small/Mid Cap Growth Fund
	CLASS C		CLASS C
	(1)	(2)	(1)	(2)
1 Year	$323	$223	$348	$248
3 Years	$1,549	$1,549	$1,676	$1,676
5 Years	$2,834	$2,834	$3,044	$3,044
10 Years	$5,877	$5,877	$6,219	$6,219

	AXA Premier Small/Mid Cap Value Fund		AXA Premier International Equity Fund
	CLASS C		CLASS C
	(1)	(2)	(1)	(2)
1 Year	$348	$248	$368	$268
3 Years	$1,501	$1,501	$1,815	$1,815
5 Years	$2,724	$2,724	$3,277	$3,277
10 Years	$5,658	$5,658	$6,593	$6,593

	AXA Premier Technology Fund		AXA Premier Health Care Fund
	CLASS C		CLASS C
	(1)	(2)	(1)	(2)
1 Year	$373	$273	$373	$273
3 Years	$2,220	$2,220	$1,888	$1,888
5 Years	$3,976	$3,976	$3,404	$3,404
10 Years	$7,653	$7,653	$6,793	$6,793

	AXA Premier Core Bond Fund
	CLASS C
	(1)	(2)
1 Year	$283	$183
3 Years	$815	$815
5 Years	$1,472	$1,472
10 Years	$3,233	$3,233

(1) Assumes redemption at end of period.

(2) Assumes no redemption at end of period.

Choosing a Share

Under the heading “Choosing a Share,” in the section of the Prospectus titled “FUND SERVICES – Investing in the Fund,” the information in the chart under “Class C Shares” is replaced as follows to reflect the elimination of the front-end sales charge on such shares:

Class C Shares

• You do not pay a sales charge when you buy fund shares. All of your money goes to work for you right away.

• You pay higher annual expenses than Class A shares.

• You will pay a smaller CDSC than Class B shares if you sell your shares within 18 months of purchase. After 18 months, you will not pay a CDSC.

• Your Class C shares will not automatically convert into Class A Shares.

Class C Shares

Under the heading “Class C Shares,” in the section of the Prospectus titled “FUND SERVICES – How Sales Charges are Calculated,” replace the first two sentences as follows to reflect the elimination of the front-end sales charge on such shares:

Class C shares are sold at net asset value, without any sales charges at the time of purchase. However, Class C shares are subject to a CDSC of 1% on redemptions made within eighteen months of the date of purchase.

AXA Premier Large Cap Value Fund

The information provided below replaces the information regarding the portfolio managers (including their business experience) of MFS Investment Management (“MFS”), one of the sub-advisers of AXA Premier Large Cap Value Fund, located in the table under the headings “Sub-Adviser(s) and Portfolio Manager(s)” and “Business Experience” in the section entitled “MANAGEMENT TEAM – The Manager and the Sub-advisers.”

Steven R. Gorham is the portfolio manager for the portion of the fund allocated to MFS. Mr. Gorham is a Senior Vice President and portfolio manager with MFS and has been employed in the investment management area of MFS since 1992.

AXA Premier International Equity Fund

The information provided below replaces the information regarding the portfolio managers (including their business experience) of Alliance Capital Management L.P. (“Alliance Capital”), one of the sub-advisers of

AXA Premier International Equity Fund, located in the table under the headings “Sub-Adviser(s) and Portfolio Manager(s)” and “Business Experience” in the section entitled “MANAGEMENT TEAM – The Manager and the Sub-advisers.”

For the portion of the fund allocated to Alliance Capital, the Portfolio Management Team consists of a core group of senior investment and research professionals of the Bernstein Unit of Alliance Capital.

Kevin F. Simms and Henry S. D’Auria are Senior Vice Presidents and Co-Chief Investment Officers of International Value Equities, both having held this position since June 2003. Mr. Simms has been Director of Research for International Value and Global Value Equities since October 2000. Prior thereto, he was Director of Research for Emerging Markets Equities at Sanford C. Bernstein (“Bernstein”). Mr. D’Auria has been Chief Investment Officer of Emerging Markets Value since 2002. Prior thereto, he was Director of Research for Small Cap Value and Emerging Markets Value Equities at Bernstein.

AXA Premier Health Care Fund

The information provided below replaces the information regarding the portfolio managers (including their business experience) of RCM Capital Management LLC (“RCM”), one of the sub-advisers of AXA Premier Health Care Fund, located in the table under the headings “Sub-Adviser(s) and Portfolio Manager(s)” and “Business Experience” in the section entitled “MANAGEMENT TEAM – The Manager and the Sub-advisers.”

Dr. Selena A. Chaisson is the portfolio manager for the portion of the fund allocated to RCM. Dr. Chaisson re-joined RCM in 2004 as the Sector Leader of the Healthcare team. From 1999 to 2003, she was associated with Tiger Management and Amerindo Investment Advisors and was the founder and principal of Coyote Capital. From 1994 to 1999, Ms. Chaisson worked as a healthcare analyst at RCM and later as a Partner.

AXA Premier Core Bond Fund

The information provided below replaces the information regarding the portfolio managers (including their business experience) of BlackRock Advisors, Inc. (“BAI”), one of the sub-advisers of AXA Premier Core Bond Fund, located in the table under the headings “Sub-Adviser(s) and Portfolio Manager(s)” and “Business Experience” in the section entitled “MANAGEMENT TEAM – The Manager and the Sub-advisers.”

Scott M. Amero and Keith T. Anderson are the portfolio managers for the portion of the fund allocated to BAI.

Mr. Amero has been a Managing Director and Portfolio Manager of BAI since 1990. Prior to joining BAI, he was a Vice President in Fixed Income Research at The First Boston Corporation from 1985 to 1990.

Mr. Anderson has been a Managing Director and Chief Investment Officer, Fixed Income of BAI since founding the firm in 1988. Prior to founding BAI, Mr. Anderson was a Vice President in Fixed Income Research at The First Boston Corporation from 1987 to 1988.